Goodwill and Intangible assets, net - Future amortization (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
2026	$ 3,004
2027	1,640
2028	1,170
2029	859
2030	95
Total intangible assets, net	$ 6,768	$ 5,577